Business Acquisitions - Schedule of the Fair Values of the Assets Acquires and Liabilities Assumed (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Apr. 06, 2023	Feb. 22, 2023	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Series of Individually Immaterial Business Acquisitions
Finite-Lived Intangible Assets [Line Items]
Cash			$ 333	$ 2,134	$ 2,101	$ 13,762
Billed and unbilled receivables, net			6,692	10,324	10,435	18,731		1,794	1,794
Right-of-use assets			815	3,386	3,386	4,357		632	632
Property and equipment			214	1,762	1,762	3,026		1,510	1,510
Prepaid expenses			1,286	1,108	1,108	2,700
Other assets			54	65	65	158
Intangible assets				65,127		133,721		8,567	8,567
Liabilities			(3,756)	(7,399)	(7,386)	(45,875)		(5,623)	(5,623)
Deferred tax liabilities			(1,693)	(376)	(376)	(12,848)
Net assets acquired			9,313	57,352	57,443	74,998		2,944	2,944
Consideration paid (Cash, notes and/or stock)			12,674	74,971	75,651	223,807		7,921
Contingent earn-out liability (Cash and stock)			1,903	11,881	11,881	610		6,299
Total estimated consideration			14,577	86,852	87,532	224,417		14,220	14,220
Excess consideration over the amounts assigned to the net assets acquired (Goodwill)			$ 5,264	29,500	$ 30,089	149,419		11,276	11,276
Series of Individually Immaterial Business Acquisitions | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets				35,048		74,591		3,606	3,606
Series of Individually Immaterial Business Acquisitions | Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets				1,272		5,501		268	268
Series of Individually Immaterial Business Acquisitions | Customer backlog
Finite-Lived Intangible Assets [Line Items]
Intangible assets				6,334		3,992		459	459
Series of Individually Immaterial Business Acquisitions | Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets						6,209
Series of Individually Immaterial Business Acquisitions | Other
Finite-Lived Intangible Assets [Line Items]
Intangible assets				$ 3,694		694		$ 298	$ 298
Visual Information Solutions
Finite-Lived Intangible Assets [Line Items]
Cash						7,027
Billed and unbilled receivables, net						5,042
Right-of-use assets						2,162
Property and equipment						118
Prepaid expenses						1,503
Other assets
Intangible assets						59,447
Liabilities						(16,689)
Deferred tax liabilities						(8,728)
Net assets acquired						34,030
Consideration paid (Cash, notes and/or stock)						75,371
Contingent earn-out liability (Cash and stock)
Total estimated consideration	$ 75,371					75,371
Excess consideration over the amounts assigned to the net assets acquired (Goodwill)						41,341
Visual Information Solutions | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets						35,626
Visual Information Solutions | Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets						3,025
Visual Information Solutions | Customer backlog
Finite-Lived Intangible Assets [Line Items]
Intangible assets						894
Visual Information Solutions | Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets						4,024
Visual Information Solutions | Other
Finite-Lived Intangible Assets [Line Items]
Intangible assets						26
Axim Geospatial, LLC
Finite-Lived Intangible Assets [Line Items]
Cash						5,419
Billed and unbilled receivables, net						12,080
Right-of-use assets						1,643
Property and equipment						2,870
Prepaid expenses						1,180
Other assets						156
Intangible assets						66,807
Liabilities						(26,889)
Deferred tax liabilities						(3,624)
Net assets acquired						36,294
Consideration paid (Cash, notes and/or stock)						139,569
Contingent earn-out liability (Cash and stock)
Total estimated consideration		$ 139,569				139,569
Excess consideration over the amounts assigned to the net assets acquired (Goodwill)						103,275
Axim Geospatial, LLC | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets						36,439
Axim Geospatial, LLC | Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets						2,266
Axim Geospatial, LLC | Customer backlog
Finite-Lived Intangible Assets [Line Items]
Intangible assets						2,155
Axim Geospatial, LLC | Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets						2,185
Axim Geospatial, LLC | Other
Finite-Lived Intangible Assets [Line Items]
Intangible assets						414
Other Acquisition
Finite-Lived Intangible Assets [Line Items]
Cash						1,316
Billed and unbilled receivables, net						1,609
Right-of-use assets						552
Property and equipment						38
Prepaid expenses						17
Other assets						2
Intangible assets						7,467
Liabilities						(2,297)
Deferred tax liabilities						(496)
Net assets acquired						4,674
Consideration paid (Cash, notes and/or stock)						8,867
Contingent earn-out liability (Cash and stock)						610
Total estimated consideration						9,477	$ 9,477
Excess consideration over the amounts assigned to the net assets acquired (Goodwill)						4,803
Other Acquisition | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets						2,526
Other Acquisition | Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets						210
Other Acquisition | Customer backlog
Finite-Lived Intangible Assets [Line Items]
Intangible assets						943
Other Acquisition | Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets
Other Acquisition | Other
Finite-Lived Intangible Assets [Line Items]
Intangible assets						$ 254